RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS - Merger agreement commitment (Details)	12 Months Ended
Dec. 31, 2021
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Percentage of share capital held in Escrow by Altshuler Shaham Trusts Ltd.	40.00%